Commitments	12 Months Ended
Mar. 31, 2019
Additional information [abstract]
Commitments
Commitments
Capital commitments
At March 31, the Group had approved, but not yet contracted, capital commitments for:

	March 31, 2019 R’000	March 31, 2018 R’000	March 31, 2017 R’000

Property, plant and equipment	—	—	—
Intangible assets	52,366	56,406	58,036
	52,366	56,406	58,036

 At March 31, the Group had approved and contracted capital commitments for:

	March 31, 2019 R’000	March 31, 2018 R’000	March 31, 2017 R’000

Property, plant and equipment	40,070	11,601	50,074
Intangible assets	18,271	17,046	24,726
	58,341	28,647	74,800

Capital commitments will be funded out of a mixture of working capital and cash and cash equivalents.
Lease commitments
At March 31, 2019, the Group had ongoing month-to-month lease contracts with respect of leases to which the 12-month practical expedient has been applied during fiscal 2019.
Operating leases until March 31, 2018 under IAS 17 Leases accounting
The Group leases various offices under operating lease agreements as defined in IAS 17 Leases. The leases have various terms and escalation clauses and renewal rights.
The future minimum lease payments in respect of land and buildings under non-cancellable operating leases are as follows:

	March 31, 2018 R’000	March 31, 2017 R’000

Land and buildings
Within one year	12,324	15,201
One to five years	10,862	20,354
	23,186	35,555

The Group leases various office equipment and vehicles under non-cancellable operating lease agreements as defined in IAS 17 Leases. The lease terms are between one and five years with annual escalations up to 10% per annum. The Group is required to give up to three months’ notice for the termination of these agreements.
The future minimum lease payments of office equipment and vehicles under non-cancellable operating leases are as follows:

	March 31, 2018 R’000	March 31, 2017 R’000

Office equipment
Within one year	716	853
One to five years	674	495
	1,390	1,348

Vehicles
Within one year	1,585	1,507
One to five years	1,617	1,626
	3,202	3,133

The lease expenditure charged to the income statement during fiscal 2018 and fiscal 2017 is disclosed in note 24.
The Group has adopted IFRS 16 from April 1, 2018, for information regarding capitalized lease liabilities recognized under IFRS 16 refer to note 20.
Reconciliation of operating lease commitments to IFRS 16 liability recognized on April 1, 2018

March 31, 2019 R’000

Operating lease commitments at March 31, 2018	27,778
Discounted using the incremental borrowing rate at April 1, 2018 (2)	25,771
Recognition exemption for:
– Short term leases	(5,010)
– Leases of low value assets	(1,186)
Extension and termination options reasonably certain to be exercised and variable lease payments based on an index or rate	12,529
Lease liabilities recognized at April 1, 2018 (note 20)	32,104

(2) The weighted average lessee’s incremental borrowing rate applied was 6.6%.